FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 6,946	$ 8,549
Financial liabilities	(53,465)	(60,553)
Derivatives | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	7,113	10,007
Financial assets	2
Financial liabilities		(9)
Derivatives | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 75	$ 75
Rates	5.30%	5.30%
Financial liabilities	$ (16)	$ (18)
Derivatives | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	0	63
Financial assets	$ 0	$ 0
Bottom of range | Derivatives | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Rates	2.30%	1.00%
Bottom of range | Derivatives | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%	3.30%
Top of range | Derivatives | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Rates	6.30%	5.70%
Top of range | Derivatives | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Rates	3.60%	4.10%